CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Interest and dividend income:
Loans, including fees		¥ 1,009,094	¥ 1,030,802	¥ 988,236
Investments:
Interest		88,311	110,411	130,626
Dividends		77,343	79,600	74,673
Trading account assets		163,114	151,278	174,458
Call loans and funds sold		5,068	6,983	7,555
Receivables under resale agreements and securities borrowing transactions		91,453	53,007	33,379
Deposits		74,647	68,090	48,732
Total interest and dividend income		1,509,030	1,500,171	1,457,659
Interest expense:
Deposits		264,748	213,601	149,776
Trading account liabilities		21,399	21,031	31,402
Call money and funds purchased		3,173	7,830	7,545
Payables under repurchase agreements and securities lending transactions		120,578	66,579	36,641
Other short-term borrowings		12,175	6,791	7,490
Long-term debt		179,639	179,575	179,128
Total interest expense		601,712	495,407	411,982
Net interest income		907,318	1,004,764	1,045,677
Provision (credit) for loan losses (Notes 5 and 6)		37,668	34,560	(60,223)
Net interest income after provision (credit) for loan losses		869,650	970,204	1,105,900
Noninterest income:
Fee and commission income (Note 26)		746,537	742,953	715,657
Foreign exchange gains (losses)-net (Note 27)	[1]	69,453	113,553	(34,520)
Trading account gains (losses)-net (Note 27)		(42,481)	559,139	689,959
Investment gains (losses)-net (Note 4)		333,270	263,793	271,174
Equity in earnings (losses) of equity method investees-net		26,785	28,969	17,502
Gains on disposal of premises and equipment		5,638	10,223	2,754
Other noninterest income		228,830	165,264	138,689
Total noninterest income		1,368,032	1,883,894	1,801,215
Noninterest expenses:
Salaries and employee benefits (Note 21)		663,166	633,557	605,454
General and administrative expenses		570,897	548,027	530,365
Impairment of goodwill (Note 8)			6,222
Occupancy expenses		194,955	195,898	189,004
Fee and commission expenses		148,483	146,107	134,395
Provision (credit) for losses on off-balance-sheet instruments (Note 24)		19,464	(16,447)	(2,827)
Other noninterest expenses		160,342	144,129	183,071
Total noninterest expenses		1,757,307	1,657,493	1,639,462
Income before income tax expense		480,375	1,196,605	1,267,653
Income tax expense (Note 20)		91,244	346,542	437,420
Net income		389,131	850,063	830,233
Less: Net income (loss) attributable to noncontrolling interests		26,691	(429)	27,185
Net income attributable to MHFG shareholders		¥ 362,440	¥ 850,492	¥ 803,048
Earnings per common share (Note 19):
Basic net income per common share		¥ 14.33	¥ 34.19	¥ 32.75
Diluted net income per common share		¥ 14.28	¥ 33.50	¥ 31.64

[1]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments, such as translation gains and losses related to foreign currency-denominated available-for-sale securities for which the fair value option has been elected in accordance with ASC 825.